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                                        DEUTSCHE ASSET MANAGEMENT

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                        M u t u a l  F u n d

                              S e m i - A n n u a l   R e p o r t
                                                    June 30, 2002


                                                       Investment

Cash Management Fund
Treasury Money Fund



                                           [LOGO OMITTED]
                                           A Member of the
                                           DEUTSCHE BANK GROUP

Investment Funds
--------------------------------------------------------------------------------
TABLE OF CONTENTS



      LETTER TO SHAREHOLDERS .......................................  3

      INVESTMENT FUNDS
         Statements of Assets and Liabilities ......................  7
         Statements of Operations ..................................  8
         Statements of Changes in Net Assets .......................  9
         Financial Highlights ...................................... 10
         Notes to Financial Statements ............................. 12

      PORTFOLIOS
         Schedules of Portfolio Investments ........................ 14
         Statements of Assets and Liabilities ...................... 20
         Statements of Operations .................................. 21
         Statements of Changes in Net Assets ....................... 22
         Financial Highlights ...................................... 23
         Notes to Financial Statements ............................. 24





                  ---------------------------------------
  The Funds are not insured by the FDIC and are not a deposit, obligation of or guaranteed by Deutsche Bank AG. Each Fund is subject to investment risks, including possible loss of principal amount invested.
                  ---------------------------------------

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                                        2
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Investment Funds
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LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Cash Management Fund and Treasury Money Fund (the 'Funds'), providing a detailed review of the markets, the Portfolios, and our outlook. Included are a complete financial summary of the Funds' operations and a listing of the Portfolios' holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.

o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.

o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.

o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.

o Business spending began to pick up and the consumer continued to spend, especially on housing.

o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.

o Manufacturing in the US also remained weak.

o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until at least the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.

o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.

o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.

o In response, Moody's Rating Service threatened to cut the Aaa rating of the US government. Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.

o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.

o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.


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                                        3
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Investment Funds
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LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
-------------------------------------------------------------------------------------------------------------------
  Periods Ended                                                               Annualized 7 Day     Annualized 7 Day
  June 30, 2002                                                               Current Yield(2)   Effective Yield(2)
-------------------------------------------------------------------------------------------------------------------
  Cash Management Fund Investment(1)                                                    1.20%            1.18%
---------------------------------------------------------------------------------------------------------------
  iMoneyNet--First Tier Retail Money Funds Average(3)                                   1.15%            1.15%
---------------------------------------------------------------------------------------------------------------
  Treasury Money Fund Investment(1)                                                     1.10%            1.08%
---------------------------------------------------------------------------------------------------------------
  iMoneyNet--US Treasury and Repo Retail Money Funds Average(3)                         1.12%            1.13%
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Yields will fluctuate.
  The yields quoted more closely reflect the Fund's current earnings than the total return quotations below. 'Current yield' refers to the income generated by an investment in the Fund over a seven-day period.This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested.The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment.

  An investment in either Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded. Without such fee waivers the seven-day current and effective yields would have been 1.16% and 1.14%, respectively for Cash Management Fund Investment, and 1.07% and 1.05%, respectively for Treasury Money Fund Investment.

3 Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            CUMULATIVE                                AVERAGE ANNUAL
                                                                         TOTAL RETURNS                                 TOTAL RETURNS
  Periods Ended                   6 Months  1 Year  3 Years  5 Years  10 Years   Since   1 Year  3 Years  5 Years   10 Years   Since
  June 30, 2001                                                           Inception(2)                                  Inception(2)
------------------------------------------------------------------------------------------------------------------------------------
  Cash Management Fund Investment(1) 0.62%   1.91%   13.03%   24.17%  51.31%   94.46%     1.91%   4.17%    4.43%     4.23%    4.96%
  iMoneyNet--First Tier Retail
   Money Funds Average(3)            0.60%   1.86%   12.90%   24.30%  52.53%   96.67%     1.86%   4.12%    4.44%     4.31%    5.04%
------------------------------------------------------------------------------------------------------------------------------------
  Treasury Money Fund Investment(1)  0.56%   1.71%   12.20%   22.86%  48.62%   88.43%     1.71%   3.91%    4.20%     4.04%    4.75%
  iMoneyNet--US Treasury and Repo
   Retail Money Funds Average(3)     0.58%   1.75%   12.21%   23.07%  50.31%   89.68%     1.75%   3.91%    4.24%     4.16%    4.79%

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Total returns will fluctuate.All performance assumes the reinvestment of dividends.Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2 The Funds' inception dates are: Cash Management Fund Investment: October 5,
  1988; Treasury Money Fund Investment: November 1, 1988. Benchmark returns are for the periods beginning September 30, 1988 for the iMoneyNet--First Tier Retail Money Funds Average and October 31, 1988 for the iMoneyNet--US Treasury and Repo Retail Money Funds Average.

3 Money Fund Report Averages, a service of iMoneyNet,Inc., are averages for categories of similar money market funds.




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                                        4
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Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


CASH MANAGEMENT
In light of the uncertainty in the financial markets and in the US economy, we maintained an aggressive average weighted maturity, generally of at least 50 days, for most of the semi-annual period. We implemented a barbell strategy, whereby we purchased short-dated paper for liquidity and longer-term paper to add duration and to take advantage of the higher yields available at the long end of the money market yield curve. We also continued to look for opportunities to purchase high quality floating rate notes. Our preference for high quality issuers in the portfolio did not change, as we continued to make an effort to avoid issues with significant downgrade risk.

--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLLOWS:]

Money Market Funds                      6%
Repurchase Agreements                   6%
Euro Time Deposits                      9%
Yankee Certificates of Deposit         11%
Floating Rate Notes                    14%
Other 1                                 8%
Commercial Paper                       31%
Eurodollar Certificates of Deposit     15%


--------------------------------------------------------------------------------
1 Comprises holdings in securities of less than 3%.




--------------------------------------------------------------------------------
TREASURY MONEY
Given the continued weakness in the US economy, we maintained an average weighted maturity near 55 days through much of the semi-annual period. Similar to the Cash Management Fund, we implemented a barbell strategy, whereby we purchased short-dated repurchase agreements and also focused on adding yield through 6-month US Treasury bills. The steepened yield curve had made higher yields available at the longer end of the curve.

We also actively traded US Treasury bills during the second calendar quarter, as there were several instances when the market rallied due to technical factors. We decided to take profits, then purchased the US Treasury bills back after the market had reversed course. In addition to longer-dated US Treasury bills, we also positioned the portfolio in term repurchase agreements, as we do not anticipate any official Federal Reserve Board changes to interest rates until the fourth quarter of 2002.


--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Asset Type as of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
[PIE CHART OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLLOWS:]

Repurchase Agreements   50%
US Treasury Obligations 42%
Money Market Funds       8%



--------------------------------------------------------------------------------
                                        5
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Investment Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

Given this outlook, we intend to maintain our current duration stance in the Cash Management and Treasury Money Funds. In the Cash Management Fund, we also plan to continue to seek high-quality issuers in an effort to avoid potential downgrades as the economy remains sluggish. When the economic recovery accelerates, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Treasury Money Fund.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.



/s/Darlene M. Rasel


Darlene M. Rasel
Portfolio Manager of CASH MANAGEMENT PORTFOLIO


/s/Christine C. Haddad

Christine C. Haddad
Portfolio Manager of TREASURY MONEY PORTFOLIO
June 30, 2002




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                                        6

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

-------------------------------------------------------------------------------------------------------------------

                                                                                                    JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------------

                                                                                           CASH          TREASURY
                                                                                     MANAGEMENT             MONEY
                                                                                           FUND              FUND
                                                                                     ----------      ------------
ASSETS
  Investment in the Portfolio, at value 1 ........................................ $185,920,966      $234,003,410
  Receivable for capital shares sold .............................................    1,724,147                --
  Prepaid expenses and other .....................................................       15,987            18,295
                                                                                   ------------      ------------
Total assets .....................................................................  187,661,100       234,021,705
                                                                                   ------------      ------------
LIABILITIES
  Due to administrator ...........................................................       81,020           100,508
  Dividend payable ...............................................................      178,616           204,116
  Accrued expenses and other .....................................................       27,799            25,969
                                                                                   ------------      ------------
Total liabilities ................................................................      287,435           330,593
                                                                                   ------------      ------------
NET ASSETS ....................................................................... $187,373,665      $233,691,112
                                                                                   ============      ============
COMPOSITION OF NET ASSETS
  Paid-in capital ................................................................ $187,375,139      $233,669,616
  Undistributed (accumulated distributions in excess of) income ..................       42,455           (29,345)
  Accumulated net realized gain (loss) from investment transactions ..............      (43,929)           50,841
                                                                                   ============      ============
NET ASSETS ....................................................................... $187,373,665      $233,691,112
                                                                                   ------------      ------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) ..................................................  187,375,139       233,669,616
                                                                                   ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .................................... $       1.00      $       1.00
                                                                                   ============      ============

-------------------------------------------------------------------------------------------------------------------
1 Investment in the Cash Management Portfolio and Treasury Money Portfolio, respectively.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                    JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------------

                                                                                           CASH          TREASURY
                                                                                     MANAGEMENT             MONEY
                                                                                           FUND              FUND
                                                                                     ----------       -----------
INVESTMENT INCOME
  Net investment income allocated from the Cash Management
    Portfolio and Treasury Money Portfolio, respectively:
    Dividends .....................................................................  $  137,083        $  168,783
    Interest ......................................................................   1,752,839         2,396,334
    Expenses 1 ....................................................................    (169,454)         (275,807)
                                                                                     ----------        ----------
  Net investment income allocated from the Cash Management
    Portfolio and Treasury Money Portfolio, respectively ..........................   1,720,468         2,289,310
                                                                                      ---------        ----------
EXPENSES
  Administration and services fees ................................................     518,302           767,935
  Registration fees ...............................................................       5,380             7,512
  Printing and shareholder reports ................................................       8,027             7,549
  Professional fees ...............................................................      11,960            11,690
  Trustees fees ...................................................................       5,468             5,460
  Miscellaneous ...................................................................       3,261             2,703
                                                                                     ----------        ----------
Total expenses ....................................................................     552,398           802,849
Less: fee waivers and/or expense reimbursements ...................................     (15,261)          (34,914)
                                                                                     ----------        ----------
Net expenses ......................................................................     537,137           767,935
                                                                                     ----------        ----------
NET INVESTMENT INCOME .............................................................   1,183,331         1,521,375
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ....................................       1,724            27,684
                                                                                     ----------        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................................  $1,185,055        $1,549,059
                                                                                     ==========        ==========

-------------------------------------------------------------------------------------------------------------------

1 For the six months ended June 30, 2002, the Cash Management Portfolio and the Treasury Money Portfolio waived fees in the amount of $1,130,789 and $45,337 which was allocated to the Cash Management Fund Investment and Treasury Money Fund Investment, respectively on a prorated basis.




See Notes to Financial Statements.

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                                        8

Investment Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------

                                 FOR THE SIX MONTHS  FOR THE YEAR ENDED  FOR THE SIX MONTHS  FOR THE YEAR ENDED
                                     ENDED JUNE 30,        DECEMBER 31,      ENDED JUNE 30,        DECEMBER 31,
                                             2002 1                2001              2002 1                2001

                                                                   CASH                                TREASURY
                                                             MANAGEMENT                                   MONEY
                                                                   FUND                                    FUND
                                                             ----------                              ----------
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
  Net investment income ............ $    1,183,331     $     7,514,786     $     1,521,375     $     9,982,985
  Net realized gain from
    investment transactions ........          1,724               8,537              27,684              48,053
                                     --------------     ---------------     ---------------     ---------------
Net increase in net assets
  from operations ..................      1,185,055           7,523,323           1,549,059          10,031,038
                                     --------------     ---------------     ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    and short-term gains ...........     (1,170,862)         (7,489,641)         (1,592,605)        (10,051,091)
                                     --------------     ---------------     ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
  (at net asset value of
  $1.00 per share)
  Proceeds from sales
  of shares ........................  1,115,347,244       2,130,026,152       1,763,504,370       4,335,754,453
  Dividend reinvestments ...........        199,896             966,512           1,065,564           6,928,591
  Cost of shares redeemed .......... (1,117,050,395)     (2,186,152,187)     (1,815,837,910)     (4,393,546,186)
                                     --------------     ---------------     ---------------     ---------------
Net decrease in net assets
  from capital share
  transactions .....................     (1,503,255)        (55,159,523)        (51,267,976)        (50,863,142)
                                     --------------      --------------     ---------------     ---------------
TOTAL DECREASE
  IN NET ASSETS ....................     (1,489,062)        (55,125,841)        (51,311,522)        (50,883,195)
NET ASSETS
  Beginning of period ..............    188,862,727         243,988,568         285,002,634         335,885,829
                                     --------------     ---------------     ---------------     ---------------
  End of period .................... $  187,373,665     $   188,862,727     $   233,691,112     $   285,002,634
                                     ==============     ===============     ===============     ===============

-------------------------------------------------------------------------------------------------------------------
1 Unaudited.




See Notes to Financial Statements.

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                                        9

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 CASH                            FOR THE SIX
 MANAGEMENT                     MONTHS ENDED
 FUND                               JUNE 30,                                  FOR THE YEARS ENDED DECEMBER 31,
                                      2002 1         2001          2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD ...........      $1.00        $1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                       -----        -----        ------       ------       ------       ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income .........       0.01         0.04          0.06         0.04         0.05         0.05
  Net realized gain (loss) from
    investment transactions .....       0.00 2       0.00 2        0.00 2       0.00 2       0.00 2      (0.00) 2
                                       -----        -----        ------       ------       ------       ------
Total from investment
  operations ....................       0.01         0.04          0.06         0.04         0.05         0.05
                                       -----        -----        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income .........      (0.01)       (0.04)        (0.06)       (0.04)       (0.05)       (0.05)
                                       -----        -----        ------       ------       ------       ------
NET ASSET VALUE,
  END OF PERIOD .................      $1.00        $1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                       =====        =====        ======       ======       ======       ======
TOTAL INVESTMENT RETURN .........       0.62%        3.63%         5.87%        4.58%        4.93%        4.98%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (000s omitted) ..............   $187,374     $188,863      $243,989     $154,304     $232,586     $138,423
  Ratios to average net assets:
    Net investment income .......       1.26% 3      3.60%         5.75%        4.42%        4.80%        4.88%
    Expenses after waivers
       and/or reimbursements,
       including expenses of
       the Cash Management
       Portfolio ................       0.75% 3      0.75%         0.75%        0.75%        0.75%        0.75%
    Expenses before waivers
       and/or reimbursements,
       including expenses of
       the Cash Management
       Portfolio ................       0.79% 3      0.78%         0.79%        0.78%        0.81%        0.78%

-------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 TREASURY                        FOR THE SIX
 MONEY                          MONTHS ENDED
 FUND                               JUNE 30,                                  FOR THE YEARS ENDED DECEMBER 31,
                                      2002 1         2001          2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .........       $1.00        $1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                       -----        -----        ------       ------       ------       ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income .......        0.01         0.03          0.05         0.04         0.05         0.05
   Net realized gain (loss) from
     investment transactions ...        0.00 2       0.00 2       (0.00) 2     (0.00) 2      0.00 2      (0.00) 2
                                       -----        -----        ------       ------       ------       ------
Total from investment
   operations ..................        0.01         0.03          0.05         0.04         0.05         0.05
                                       -----        -----        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and short-term gains ......       (0.01)       (0.03)        (0.05)       (0.04)       (0.05)       (0.05)
                                       -----        -----        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD ...............       $1.00        $1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                       =====        =====        ======       ======       ======       ======
TOTAL INVESTMENT RETURN ........        0.56%        3.33%        5.60%         4.32%        4.76%        4.86%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ............    $233,691     $285,003      $335,886     $560,729     $308,911     $268,274
   Ratios to average net assets:
     Net investment income .....        1.09% 3      3.25%         5.43%        4.25%        4.66%        4.74%
     Expenses after waivers
        and/or reimbursements,
        including expenses
        of the Treasury Money
        Portfolio ..............        0.75% 3      0.75%         0.75%        0.75%        0.75%        0.75%
     Expenses before waivers
        and/or reimbursements,
        including expenses
        of the Treasury Money
        Portfolio ..............        0.78% 3      0.79%         0.78%        0.77%        0.77%        0.77%

-------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Less than $0.01 per share.
2 Annualized.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Cash Management Fund Investment and Treasury Money Fund Investment (each a 'Fund' and collectively, the 'Funds') are two of the funds the Trust offers to investors.

The investment objective of the Cash Management Fund Investment is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. The investment objective of the Treasury Money Fund Investment is to seek a high level of current income consistent with liquidity and the preservation of capital by investing primarily in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations. The Funds seek to achieve their investment objectives by investing substantially all of their assets in the Cash Management Portfolio and the Treasury Money Portfolio, respectively (each a 'Portfolio' and collectively, the 'Portfolios'), each an open-end management investment company registered under the Act. Details concerning each Fund's investment objectives and policies and the risk factors associated with each Fund's investments are described in their respective Prospectuses and Statements of Additional Information.

The Portfolios' financial statements accompany this report.

B. VALUATION OF SECURITIES
Each Fund determines the value of its investments in its Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002 the Cash Management Fund Investment owned approximately 2% of the Cash Management Portfolio and the Treasury Money Fund Investment owned approximately 35% of the Treasury Money Portfolio. The Portfolios' policies for determining the value of their net assets are discussed in the Portfolios' Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
Each Fund receives a daily allocation of its Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
Each Fund distributes all of its investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is each Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Fund's Administrator. Each Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.55%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Funds through April 30, 2003, to the extent necessary, to limit the expenses of the Cash Management Fund Investment to 0.75% of its average daily net assets including expenses of the Portfolio and the Treasury Money Fund Investment to 0.75% of its average daily net assets, including expenses of the Portfolio.




--------------------------------------------------------------------------------

Investment Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Certain officers and directors of the Funds are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Funds for serving in these capacities.

NOTE 3--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Cash Management--Investment
  Ordinary income                              $ 7,489,641
Treasury Money--Investment
  Ordinary income                              $10,051,091


At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Cash Management--Investment
  Undistributed ordinary income                   $ 29,986
  Capital loss carryovers                         $(45,536)


Treasury Money--Investment
  Undistributed ordinary income                   $ 65,042


At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains aggregate as follows:

                                 Capital Loss Carryforward
                                           Expiration Year
                 Net Capital Loss        -----------------
Fund                 Carryforward          2002       2005
----             ----------------          ----      -----
Cash Management--
  Investment              $45,536       $44,235     $1,301


Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

Fund                      Capital     Currency
----                      -------     --------
Cash Management--
  Investment                 $117          $--


NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At June 30, 2002 there was one shareholder who held 12% of the outstanding shares of the Treasury Money Fund Investment.


NOTE 5 - SUBSEQUENT EVENTS
Proxy Results (Unaudited) -- At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

To elect the BT Investment Funds Board of Trustees.

                           Shares                Shares
Nominees              voted 'For'      voted 'Withheld'
---------           -------------      ----------------
Richard R. Burt       465,963,551            1,046,063
S. Leland Dill        465,954,900            1,054,714
Martin J. Gruber      465,999,953            1,009,661
Richard T. Hale       465,990,987            1,018,627
Joseph R. Hardiman    466,003,149            1,006,465
Richard J. Herring    466,000,789            1,008,825
Graham E. Jones       465,936,258            1,073,356
Rebecca W. Rimel      466,001,659            1,007,955
Philip Saunders, Jr.  465,956,049            1,053,565
William N. Searcy     465,956,053            1,053,562
Robert H. Wadsworth   466,000,832            1,008,782





--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSIT--1.57%
              Halifax Plc,
$150,000,000   1.80%, 7/23/02 ..........$  150,000,000
                                        --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Amortized Cost $150,000,000) ........   150,000,000
                                        --------------

              CERTIFICATES OF DEPOSIT--
              EURODOLLAR--14.68%
              Barclays Bank Plc:
  35,000,000   1.82%, 7/24/02 ..........    35,000,206
  21,000,000   2.10%, 1/10/03 ..........    21,000,556
              BNP Paribas:
  75,000,000   1.89%, 7/8/02 ...........    75,000,000
  60,000,000   2.00%, 2/19/03 ..........    60,000,000
              Credit Agricole Indosuez S.A.,
  65,000,000   2.17%, 9/30/02 ..........    64,998,377
              Credit Suisse First Boston, Inc.,
 146,000,000   1.79%, 8/14/02 ..........   146,000,000
              Halifax Plc:
 100,000,000   1.80%, 7/22/02 ..........   100,000,000
  45,000,000   1.89%, 8/27/02 ..........    45,000,000
              Ing Bank N.V.:
  10,000,000   3.615%, 8/13/02 .........    10,000,000
  85,000,000   1.90%, 8/27/02 ..........    85,000,000
              Intesabci Spa,
 150,000,000   1.97%, 7/8/02 ...........   150,002,017
              Landesbank Baden Wurttemberg,
  50,000,000   1.90%, 7/8/02 ...........    50,000,000
              Lloyds TSB Bank Plc,
  50,000,000   2.02%, 3/21/03 ..........    50,007,196
              National Australia Bank, Ltd.:
  50,000,000   2.20%, 1/22/03 ..........    50,000,000
  60,000,000   2.06%, 3/25/03 ..........    60,021,916
              Norddeutsche Landesbank Girozentrale:
 100,000,000   1.80%, 7/22/02 ..........   100,000,000
  50,000,000   1.83%, 8/1/02 ...........    50,000,397
  75,000,000   2.525%, 11/27/02 ........    74,995,461
  25,000,000   2.15%, 1/24/03 ..........    25,000,000
              Nordea Bank Finland Plc,
  20,000,000   1.91%, 8/1/02 ...........    20,000,126
              Nordea North America, Inc.,
  60,000,000   1.76%, 7/22/02 ..........    60,000,347
              Rabobank Nederland N.V.,
  21,000,000   2.00%, 9/3/02 ...........    21,001,405
              Unicredito Italiano Spa,
  50,000,000   2.06%, 11/22/02 .........    50,011,857
                                        --------------
TOTAL CERTIFICATES OF DEPOSIT--EURODOLLAR
  (Amortized Cost $1,403,039,861) ...... 1,403,039,861
                                        --------------
--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              CERTIFICATES OF DEPOSIT--
              YANKEE--10.71%
              Abbey National Treasury
               Services Plc:
 $30,000,000   2.40%, 11/19/02 ......... $  30,000,000
  25,000,000   2.59%,  3/31/03 .........    25,007,379
              ABN Amro Bank N.V.,
  25,000,000   2.55%, 12/20/02 .........    24,994,191
              Canadian Imperial Bank of
               Commerce:
  15,000,000   1.69%, 7/16/02 ..........    15,000,000
 125,000,000   1.85%, 7/31/02 ..........   125,000,000
  50,000,000   2.005%, 11/27/02 ........    50,001,023
  50,000,000   2.00%, 2/20/03 ..........    50,000,000
              Credit Agricole Indosuez S.A.:
  50,000,000   1.87%, 7/31/02 ..........    50,000,000
  65,000,000   1.95%, 8/30/02 ..........    65,000,000
  50,000,000   2.00%, 11/27/02 .........    50,000,000
  30,000,000   2.20%, 1/22/03 ..........    30,000,000
  35,000,000   2.98%, 4/21/03 ..........    34,994,466
              Landesbank Baden Wurttemberg,
  35,000,000   2.205%, 1/30/03 .........    35,002,040
              Natexis Banque Populaires:
  50,000,000   1.94%, 7/9/02 ...........    50,000,000
  25,000,000   1.87%, 9/23/02 ..........    25,000,000
  43,000,000   2.30%, 2/10/03 ..........    43,000,000
              Norddeutsche Landesbank
               Girozentrale,
  20,000,000   2.17%, 11/18/02 .........    19,981,781
              Rabobank Nederland N.V.,
  45,000,000   2.76%, 3/24/03 ..........    44,922,568
              UBS AG:
 100,000,000   1.94%, 8/5/02 ...........   100,000,000
  80,000,000   2.10%, 2/13/03 ..........    80,000,000
              Unicredito Italiano Spa,
  25,000,000   1.90%, 7/8/02 ...........    25,000,000
              Westdeutsche Landesbank
               Girozentrale:
  30,000,000   2.28%, 1/23/03 ..........    30,000,000
  20,000,000   2.27%, 1/27/03 ..........    19,988,609
                                        --------------
TOTAL CERTIFICATES OF DEPOSIT--YANKEE
  (Amortized Cost $1,022,892,057) ...... 1,022,892,057
                                        --------------

              EURO TIME DEPOSITS--9.41%
              ABN Amro Bank N.V.:
 118,751,459   1.75%, 7/1/02 ...........   118,751,459
  65,000,000   2.00%, 12/12/02 .........    65,000,000
              Allied Irish Banks Plc,
  50,000,000   1.87%, 7/10/02 ..........    50,000,000
              American Express Centurion
               Bank,
 100,000,000   1.79%, 7/8/02 ...........   100,000,000
              Bank of Austria,
  65,000,000   2.17%, 10/15/02 .........    65,000,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              Citibank NA,
$250,000,000   1.75%, 7/1/02 ...........$  250,000,000
              Dresdner Bank Ag,
 100,000,000   1.813%, 7/1/02 ..........   100,000,000
              Norddeutsche Landesbank
               Girozentrale,
  50,000,000   1.95%, 8/5/02 ...........    50,000,000
              Nordea Bank Finland Plc,
 100,000,000   1.969%, 7/1/02 ..........   100,000,000
                                        --------------
TOTAL EURO TIME DEPOSITS
 (Amortized Cost $898,751,459) .........   898,751,459
                                        --------------
              FLOATING RATE NOTES 1--13.81%
              American Honda Finance Corp.,
               Monthly Variable Rate,
  35,000,000   1.86%, 7/22/02 ..........    35,000,152
              American Honda Finance,
               Monthly Variable Rate,
  35,000,000   1.86%, 7/12/02 ..........    35,000,236
              American Honda Finance,
               Quarterly Variable Rate,
   7,000,000   1.96%, 6/11/03 ..........     7,004,996
              Bayerische Landesbank
               Girozentrale, Monthly
               Variable Rate,
  75,000,000   1.74%, 3/25/03 ..........    74,967,082
              Bayerische Landesbank
               Girozentrale, Daily
               Variable Rate,
 125,000,000   1.99%, 1/23/03 ..........   125,063,475
              Bayerische Landesbank
               Girozentrale, Monthly
               Variable Rate,
  50,000,000   1.74%, 3/26/03 ..........    49,977,973
              Canadian Imperial Bank of
               Commerce, Monthly Variable
               Rate,
 150,000,000   1.759%, 10/2/02 .........   149,978,979
              Citigroup Inc., Daily
               Variable Rate,
  16,000,000   2.35%, 8/5/02 ...........    16,003,041
              Citigroup, Inc., Monthly
               Variable Rate,
 120,000,000   1.81%, 7/12/02 ..........   120,000,000
              Credit Agricole Indosuez S.A.,
               Monthly Variable Rate,
 100,000,000   1.755%, 3/25/03 .........    99,970,740
              Credit Agricole Indosuez, S.A.,
               Monthly Variable Rate,
  35,000,000   1.754%, 3/31/03 .........    34,985,561
              Heller Financial Inc.,
               Quarterly Variable Rate,
  26,000,000   2.14%, 7/23/02 ..........    26,004,241

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              J.P. Morgan Chase & Co.,
               Monthly Variable Rate:
 $50,000,000   1.96%, 7/8/02 ........... $  50,001,467
  15,000,000   1.95%, 9/11/02 ..........    15,004,804
              J.P. Morgan Chase & Co.,
               Quarterly Variable Rate:
  25,000,000   2.046%, 1/30/03 .........    25,022,072
  30,750,000   2.02%,  2/20/03 ..........   30,778,917
              KBC Bank NV, Monthly Variable
               Rate,
  50,000,000   1.769%, 3/28/03 .........    49,982,990
              Merrill Lynch & Co., Inc.,
               Monthly Variable Rate,
  25,000,000   1.81%, 4/16/03 ..........    24,998,021
              Salomon Smith Barney Holdings
               Inc., Monthly Variable Rate,
  20,000,000   2.104%, 5/2/03 ..........    20,048,800
              Target Corp., Quarterly
               Variable Rate,
  25,000,000   1.998%, 12/4/02 .........    25,016,772
              Toyota Motor Credit Corp.,
               Monthly Variable Rate,
  60,000,000   1.81%, 9/25/02 ..........    60,000,000
              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
  75,000,000   1.81%, 12/23/02 .........    75,000,000
              Unilever N.V., Quarterly
               Variable Rate,
  40,000,000   2.06%, 10/24/02 .........    40,023,337
              Verizon Global Funding Corp.,
               Quarterly Variable Rate,
  25,000,000   1.97%, 11/4/02 ..........    25,008,584
              Westdeutsche Landesbank
               Girozentrale, Monthly
               Variable Rate,
 105,000,000   1.76%, 3/24/03 ..........   104,961,603
                                        --------------
TOTAL FLOATING RATE NOTES
 (Amortized Cost $1,319,803,843) ....... 1,319,803,843
                                        --------------

              COMMERCIAL PAPER--31.18%
              Asset Portfolio Funding Corp.:
  27,800,000   1.88%, 7/3/02 ...........    27,797,097
  68,582,000   1.79%, 7/11/02 ..........    68,545,995
  45,132,000   1.79%, 7/16/02 ..........    45,098,339
  30,000,000   1.84%, 7/23/02 ..........    29,966,267
              Barclays US Funding Corp.,
  19,425,000   1.80%, 9/5/02 ...........    19,360,898
              Bavaria TRR Corp.:
 125,000,000   1.79%, 7/8/02 ...........   124,956,493
  80,000,000   1.81%, 7/22/02 ..........    79,915,533
              Beta Finance Corp.,
  22,000,000   1.99%, 11/21/02 .........    21,826,096
              CC (USA), Inc.,
  39,000,000   1.81%, 8/20/02 ..........    38,901,958


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              Charta Corp.,
 $65,000,000   1.80%, 7/24/02 .......... $  64,925,250
              Ciesco, LP,
  54,400,000   1.96%, 7/1/02 ...........    54,400,000
              Compass Securitization LLC,
  80,000,000   1.80%, 7/22/02 ..........    79,916,000
              Danske Corp.,
  15,000,000   1.93%, 9/3/02 ...........    14,948,533
              Delaware Funding Corp.,
 115,430,000   1.80%, 7/22/02 ..........   115,308,799
              Depfa Bank Europe Plc:
  50,000,000   1.92%,  7/8/02 ..........    49,981,333
  35,000,000   2.01%, 7/10/02 ..........    34,982,413
 100,000,000   2.05%, 3/11/03 ..........    98,559,306
              Edison Asset Securitization
               LLC,
  10,000,000   1.97%, 9/16/02 ..........     9,957,864
              Falcon Asset Securitization
               Corp.:
  75,000,000   1.79%, 7/16/02 ..........    74,944,063
  44,008,000   1.79%, 7/24/02 ..........    43,957,672
  48,582,000   1.80%, 7/25/02 ..........    48,523,702
  66,000,000   1.79%, 7/26/02 ..........    65,917,958
              GE Capital Assurance Co.:
  20,099,000   1.96%, 7/3/02 ...........    20,096,811
  50,000,000   1.80%, 8/5/02 ...........    49,912,500
              GE Capital Corp.,
  17,000,000   1.94%, 9/4/02 ...........    16,940,453
              GE Capital International
               Funding, Inc.:
  75,000,000   1.79%, 7/15/02 ..........    74,947,792
  42,000,000   1.93%, 8/28/02 ..........    41,869,403
  65,000,000   2.20%, 10/2/02 ..........    64,630,583
              Goldman Sachs & Co.,
  90,000,000   1.93%, 7/8/02 ...........    89,966,225
              HSBC USA, Inc.,
 150,000,000   1.787%, 7/10/02 .........   149,932,976
              Mont Blanc Capital Corp.:
  40,000,000   1.82%, 7/25/02 ..........    39,951,467
  50,000,000   1.81%, 7/26/02 ..........    49,937,153
  20,006,000   1.81%, 8/1/02 ...........    19,974,818
  13,730,000   1.81%, 8/7/02 ...........    13,704,458
              Pennine Funding LLC:
 115,000,000   2.15%, 7/2/02 ...........   114,993,132
  36,000,000   1.88%, 8/22/02 ..........    35,902,240
              Perry Global Funding LLC:
  50,000,000   1.89%, 7/16/02 ..........    49,960,625
  30,000,000   1.85%, 8/20/02 ..........    29,922,917
  30,000,000   1.87%, 9/17/02 ..........    29,878,450
              Prefco,
  83,462,000   2.00%, 7/1/02 ...........    83,462,000
              Province of Quebec:
  15,000,000   1.98%, 11/27/02 .........    14,877,075
  50,709,000   1.94%, 12/2/02 ..........    50,288,172

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              Prudential Funding LLC,
 $35,000,000   1.975%, 11/4/02 ......... $  34,758,063
              Scaldis Capital LLC:
  15,000,000   1.68%, 7/12/02 ..........    14,992,300
  33,650,000   1.84%, 7/23/02 ..........    33,612,162
  17,456,000   1.80%, 8/12/02 ..........    17,419,342
  20,709,000   1.82%, 9/3/02 ...........    20,641,995
  35,124,000   1.82%, 9/6/02 ...........    35,005,027
  36,338,000   1.80%, 9/13/02 ..........    36,203,549
  33,237,000   1.90%, 9/17/02 ..........    33,100,174
  50,539,000   2.14%, 10/4/02 ..........    50,253,595
  22,245,000   2.00%, 11/8/02 ..........    22,084,342
  14,114,000   2.00%, 11/18/02 .........    14,004,224
  45,462,000   1.99%, 12/2/02 ..........    45,074,992
  16,956,000   1.96%, 12/4/02 ..........    16,811,987
              Sheffield Receivables Corp.:
  30,000,000   1.79%, 7/9/02 ...........    29,988,067
  50,000,000   1.80%, 7/22/02 ..........    49,947,500
              Shell Finance (UK) Plc,
  30,000,000   1.88%, 8/15/02 ..........    29,929,500
              Swedish National Housing
               Finance Corp.,
  50,000,000   1.96%, 8/5/02 ...........    49,904,722
              Three Rivers Funding,
  69,009,000   1.79%, 7/22/02 ..........    68,936,943
              Transamerica Finance Corp.,
  20,000,000   1.90%, 8/9/02 ...........    19,958,833
              Verizon Network Funding Corp.:
  30,000,000   1.93%, 7/1/02 ...........    30,000,000
  30,000,000   2.31%, 7/12/02 ..........    29,978,825
  42,350,000   1.88%, 7/30/02 ..........    42,285,863
                                        --------------
TOTAL COMMERCIAL PAPER
  (Amortized Cost $2,978,732,824) ...... 2,978,732,824
                                        --------------

              MONEY MARKET FUNDS--6.37%
 222,335,000  AIM Liquid Assets Portfolio  222,335,000
 200,000,000  Federated Prime Cash
               Obligation Fund .........   200,000,000
 175,000,000  Federated Prime Obligation
               Fund ....................   175,000,000
  11,000,000  J.P. Morgan Institutional
               Prime Money Fund ........    11,000,000
                                        --------------
TOTAL MONEY MARKET FUNDS
 (Amortized Cost $608,335,000) .........   608,335,000
                                        --------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              FUNDING AGREEMENTS--2.04%
              Allstate Life Insurance,
               Quarterly Variable Rate, 2,3
 $45,000,000   2.128%, 7/1/02 .......... $  45,000,000
              GE Financial Assurance
               Holdings, Inc., Quarterly
               Variable Rate, 2,3
  20,000,000   1.979%, 3/3/03 ..........    20,000,000
              GE Life and Annuity Assurance
               Co., Quarterly Variable
               Rate, 2,3
  60,000,000   1.979%, 9/3/02 ..........    60,000,000
              Travelers Insurance Co.,
               Quarterly Variable Rate, 2,3
  30,000,000   2.118%, 4/2/03 ..........    30,000,000
              Travelers Insurance Co.,
               Quarterly Variable Rate, 2,3
  40,000,000   1.98%, 1/27/03 ..........    40,000,000
                                        --------------
TOTAL FUNDING AGREEMENTS
  (Amortized Cost $195,000,000) ........   195,000,000
                                        --------------

              FEDERAL HOME LOAN BANK--1.00%
              Federal Home Loan Bank:
  13,000,000   3.75%, 7/23/02 ..........    12,999,041
  18,000,000   6.25%, 11/15/02 .........    18,253,527
  41,650,000   2.125%, 1/10/03 .........    41,673,158
   5,000,000   5.125%, 1/13/03 .........     5,075,830
  17,500,000   2.33%, 3/4/03 ...........    17,500,000
                                        --------------
TOTAL FEDERAL HOME LOAN BANK
  (Amortized Cost $95,501,556) .........    95,501,556
                                        --------------

              FEDERAL HOME LOAN MORTGAGE
              COMPANY--0.58%
              Freddie Mac,
  30,000,000   2.45%, 1/16/03 ..........    30,000,000
  25,000,000   7.00%, 2/15/03 ..........    25,720,948
                                        --------------
TOTAL FEDERAL HOME LOAN MORTGAGE COMPANY
  (Amortized Cost $55,720,948) .........    55,720,948
                                        --------------

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                           VALUE
--------------------------------------------------------------------------------

              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION--0.57%
              Federal National Mortgage
               Association:
 $24,000,000   2.25%, 2/7/03 ........... $  24,000,000
  30,000,000   2.75%, 6/17/03 ..........    30,000,000
                                        --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (Amortized Cost $54,000,000) .........    54,000,000
                                        --------------

              US GOVERNMENT & AGENCY
              OBLIGATIONS--0.89%
              Federal Farm Credit,
  25,000,000   6.75%, 9/3/02 ...........    25,207,680
              Federal National Mortgage
               Association Discount Note,
   1,000,000   2.36%, 11/15/02 .........       991,019
  50,000,000   2.31%, 1/10/03 ..........    49,380,791
              US Treasury Bill,
  10,000,000   1.90%, 12/5/02 ..........     9,917,139
                                        --------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
 (Amortized Cost $85,496,629) ..........    85,496,629
                                        --------------

              MEDIUM-TERM NOTES--1.37%
              CC(USA), Inc.,
  25,000,000   2.45%, 2/3/03 ...........    25,016,492
              Freddie Mac,
  30,000,000   2.45%, 6/17/03 ..........    30,000,000
              GE Capital Corp.,
  10,000,000   5.375%, 1/15/03 .........    10,167,775
              Heller Financial, Inc.:
  18,000,000   7.50%, 8/23/02 ..........    18,138,767
  46,895,000   6.40%, 1/15/03 ..........    47,914,899
                                        --------------
TOTAL MEDIUM-TERM NOTES
  (Amortized Cost $131,237,933) ........   131,237,933
                                        --------------



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                                  VALUE
--------------------------------------------------------------------------------

              REPURCHASE AGREEMENTS--5.58%
$300,000,000  Bear Stearns & Co., dated 6/28/02,
               1.99%, principal and interest in
               the amount of $300,049,068, due
               7/1/02, collateralized by various
               asset-backed securities, par
               value $1,247,760,397, coupon
               rates from 0.00% to 8.85%, due
               from 6/15/05 thru 6/25/32 with
               a market value of $315,004,470.
               (Cost $300,000,000) ............$  300,000,000
 173,138,022   BNP Paribas, dated 6/28/02, 1.99%,
               principal and interest in the
               amount of $173,166,734, due
               7/1/02, collateralized by US
               Treasury Bill, par value $2,443,000,
               due 10/31/02 with a market
               value of $2,428,721; FNMA, par
               value $97,907,000, coupon rate
               of 4.00%, due 8/15/03 with a
               market value of $101,151,064;
               FHLB, par value 70,000,000,
               coupon rate 4.875%, due 4/16/04
               with a market value of
               $73,021,295.
               (Cost $173,138,022) ...............173,138,022


--------------------------------------------------------------------------------

   PRINCIPAL
      AMOUNT  SECURITY                                  VALUE
--------------------------------------------------------------------------------

$ 60,000,000   UBS Warburg LLC, dated 6/28/02,
               1.97%, principal and interest in
               the amount of $60,009,715, due
               7/1/02, collateralized by Fannie
               Mae STRIPS, par value
               $108,552,377, due from 9/1/23
               thru 4/1/32, with a market value
               of $61,802,394
               (Cost $60,000,000) ............$    60,000,000
                                              ---------------
TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $533,138,022) .............    533,138,022
                                              ---------------
TOTAL INVESTMENTS
   (Amortized Cost $9,531,650,132)  99.76%    $ 9,531,650,132

OTHER ASSETS IN EXCESS
   OF LIABILITIES                    0.24          22,635,397
                                   ------     ---------------
NET ASSETS                         100.00%    $ 9,554,285,529
                                   ======     ===============

--------------------------------------------------------------
1 Stated maturity is final maturity not next reset date.
2 Illiquid security.
3 Funding agreement subject to a thirty or ninety day demand feature.




See Notes to Financial Statements.

--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

---------------------------------------------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT  SECURITY                                                                                     VALUE
---------------------------------------------------------------------------------------------------------------------

               US TREASURY OBLIGATIONS--41.37%
               US Treasury Bills:
  $35,000,000    1.70%,  7/25/02 .................................................................... $34,960,333
   12,500,000    1.83%,  8/29/02 ....................................................................  12,462,510
   12,500,000   1.855%,  8/29/02 ....................................................................  12,461,998
   40,000,000    1.77%,  9/12/02 ....................................................................  39,856,433
   30,000,000    1.89%, 11/14/02 ....................................................................  29,785,800
   50,000,000    1.72%, 12/19/02 ....................................................................  49,591,500
   20,000,000    1.78%, 12/26/02 ....................................................................  19,823,978
               US Treasury Notes:
   25,000,000    5.75%, 10/31/02 ....................................................................  25,315,490
   25,000,000    4.75%, 1/31/03 .....................................................................  25,376,848
   25,000,000    5.50%, 2/28/03 .....................................................................  25,547,420
                                                                                                     ------------
TOTAL US TREASURY OBLIGATIONS
  (Amortized Cost $275,182,310) ..................................................................... 275,182,310
                                                                                                     ------------
               MONEY MARKET FUNDS--8.28%
   27,581,098  AIM Treasury Portfolio ...............................................................  27,581,098
   27,518,879  Dreyfus Treasury Cash Money Market ...................................................  27,518,879
                                                                                                     ------------
TOTAL MONEY MARKET FUNDS
  (Amortized Cost $55,099,977) ......................................................................  55,099,977
                                                                                                     ------------
               REPURCHASE AGREEMENTS 1--50.10%
   50,000,000  Tri Party Repurchase Agreement with Credit Suisse First Boston Corp., dated 6/28/02,
                 1.90%, principal and interest in the amount of $50,007,917, due 7/1/02,
                 (collateralized by a US Treasury Bill with a par value of $51,340,000, coupon rate of 0.00%, due 11/14/02, with a market value of $51,004,750) ...................  50,000,000
   25,000,000  Tri Party Repurchase Agreement with Goldman Sachs & Co. , dated 6/28/02, 1.87%, principal and interest in the amount of $25,003,896, due 7/1/02, (collateralized by a US Treasury Note with a par value of $23,825,000, coupon of 5.875%, due
                 11/15/04, with a market value of $25,332,870) ......................................  25,000,000
   25,000,000  Tri Party Repurchase Agreement with Lehman Brothers, Inc., dated 6/28/02, 1.90%, principal and interest in the amount of $29,003,958, due 7/1/02, (collateralized by a Freddie Mac with a par value of $24,695,000, coupon rate of 7.00%, due 2/15/03 and by US Treasury Strips with a par of $1,456,126, coupon rates from 0.00% to
                 12.50%, due from 5/15/93 to 8/15/13, with a market value of $1,172,747) ............  25,000,000
   81,000,000  Tri Party Repurchase Agreement with Salomon Smith Barney, dated 6/28/02, 1.91%, principal and interest in the amount of $81,012,893, due 7/1/02, (collateralized by US Treasury Strips with a par value of $182,285,000, coupon rate 0.00%, due
                 5/15/16, with a market value of $82,802,961) .......................................  81,000,000
  100,000,000  Tri Party Repurchase Agreement with UBS Warburg LLC, dated 4/9/02, 1.80%, principal and interest in the amount of $100,015,000, due 7/9/02, (collateralized by
                 US Treasury Strips with a par value of $241,456,000, coupon rates from 0.00% to
                 10.625%, due from 11/15/14 thru 8/15/22, with a market value of $102,002,258) 2 .... 100,000,000
   52,313,553  Tri Party Repurchase Agreement with Westdeutsche Landesbank, dated 6/28/02, 1.90%, principal and interest in the amount of $52,321,836, due 7/1/02, (collateralized by a US Treasury Note with a par value of $52,502,000, coupon rate of 3.375%, due 4/30/04, with a market value of $53,076,267) ...................................  52,313,553
                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $333,313,553) ..................................................................... 333,313,553
                                                                                                     ------------
TOTAL INVESTMENTS
  (Amortized Cost $663,595,840) ............................................................ 99.75%   663,595,840

OTHER ASSETS IN EXCESS OF LIABILITIES ......................................................  0.25      1,666,400
                                                                                             -----   ------------
NET ASSETS .................................................................................100.00%  $665,262,240
                                                                                            ======   ============
---------------------------------------------------------------------------------------------------------------------

1 Market value disclosed for collateral on repurchase agreements is as of June
  30, 2002.
2 The term repurchase agreements are subject to a seven-day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

-------------------------------------------------------------------------------------------------------------------


                                                                                                   JUNE 30, 2002
-------------------------------------------------------------------------------------------------------------------
                                                                                        CASH            TREASURY
                                                                                   MANAGEMENT              MONEY
                                                                                    PORTFOLIO          PORTFOLIO
                                                                               --------------       -------------
ASSETS
   Investment at value ......................................................  $9,531,650,132       $663,595,840
   Cash .....................................................................         104,373             59,314
   Interest receivable ......................................................      23,967,455          1,739,475
   Prepaid expenses and other ...............................................          16,767              2,156
                                                                               --------------       -------------
Total assets ................................................................   9,555,738,727        665,396,785
                                                                               --------------       -------------
LIABILITIES
   Due to advisor ...........................................................       1,432,046            106,327
   Accrued expenses and other ...............................................          21,152             28,218
                                                                               --------------       -------------
Total liabilities ...........................................................       1,453,198            134,545
                                                                               --------------       -------------
NET ASSETS ..................................................................  $9,554,285,529       $665,262,240
                                                                               ==============       =============
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................................  $9,554,285,529       $665,262,240
                                                                               --------------       -------------
NET ASSETS ..................................................................  $9,554,285,529       $665,262,240
                                                                               ==============       =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (Unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                    JUNE 30, 2002
---------------------------------------------------------------------------------------------------------------------
                                                                                         CASH            TREASURY
                                                                                   MANAGEMENT               MONEY
                                                                                    PORTFOLIO           PORTFOLIO
                                                                                 ------------        ------------
INVESTMENT INCOME
   Interest .................................................................... $ 95,629,537          $6,870,479
   Dividends ...................................................................    7,462,170             483,880
                                                                                 ------------          ----------
Total Investment Income ........................................................  103,091,707           7,354,359
                                                                                 ------------          ----------
EXPENSES
   Advisory fees ...............................................................    7,701,658             600,972
   Administration and services fees ............................................    2,567,219             200,324
   Professional fees ...........................................................       12,501              12,848
   Trustees fees ...............................................................        5,494               5,448
   Miscellaneous ...............................................................       62,793              15,707
                                                                                 ------------          ----------
Total expenses .................................................................   10,349,665             835,299
Less: fee waivers and/or expense reimbursements ................................   (1,130,789)            (45,337)
                                                                                 ------------          ----------
Net expenses ...................................................................    9,218,876             789,962
                                                                                 ------------          ----------
NET INVESTMENT INCOME ..........................................................   93,872,831           6,564,397
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .................................      126,067              84,720
                                                                                 ------------          ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................... $ 93,998,898          $6,649,117
                                                                                 ------------          ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                 FOR THE SIX MONTHS   FOR THE YEAR ENDED  FOR THE SIX MONTHS    FOR THE YEAR ENDED
                                     ENDED JUNE 30,         DECEMBER 31,      ENDED JUNE 30,          DECEMBER 31,
                                             2002 1                 2001              2002 1                  2001

                                                                   CASH                                   TREASURY
                                                              MANAGEMENT                                     MONEY
                                                               PORTFOLIO                                 PORTFOLIO
                                 ---------------------------------------     -------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM:
OPERATIONS
   Net investment income ......... $     93,872,831     $    384,418,274     $     6,564,397       $    44,993,071
   Net realized gain
     from investment
     transactions ................          126,067              358,550              84,720               155,574
                                   ----------------     ----------------     ---------------       ---------------
Net increase in net assets
   from operations ...............       93,998,898          384,776,824           6,649,117            45,148,645
                                   ----------------     ----------------     ---------------       ---------------
CAPITAL TRANSACTIONS IN
   SHARES OF BENEFICIAL
   INTEREST
   Proceeds from capital
     invested ....................   20,942,865,664       43,173,330,072       1,599,776,310         3,776,060,877
   Value of capital
     withdrawn ...................  (22,346,197,210)     (41,500,185,737)     (1,752,422,674)       (4,440,708,522)
                                   ----------------     ----------------     ---------------       ---------------
Net increase (decrease) in
   net assets from capital
   transactions in shares
   of beneficial interest ........   (1,403,331,546)       1,673,144,335        (152,646,364)         (664,647,645)
                                   ----------------     ----------------     ---------------       ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS .................   (1,309,332,648)       2,057,921,159        (145,997,247)         (619,499,000)
   NET ASSETS
   Beginning of period ...........   10,863,618,177        8,805,697,018         811,259,487         1,430,758,487
                                   ----------------     ----------------     ---------------       ---------------
   End of period ................. $  9,554,285,529     $ 10,863,618,177       $ 665,262,240         $ 811,259,487
                                   ================     ================     ---------------       ---------------

--------------------------------------------------------------------------------
1 Unaudited.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------------------------------------
 CASH                             FOR THE SIX
 MANAGEMENT                      MONTHS ENDED
 FUND                                JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                       2002 1           2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN ..........       0.95%            --           --           --           --           --
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (000s omitted) ............... $9,554,286    $10,863,618   $8,805,697   $6,100,717   $5,464,253   $4,039,725
  Ratios to average net assets:
  Net investment income ..........       1.83% 2        4.04%        6.28%        5.04%        5.37%        5.43%
  Expenses after waivers
    and/or reimbursements ........       0.18% 2        0.18%        0.18%        0.18%        0.18%        0.18%
  Expenses before waivers
    and/or reimbursements ........       0.20% 2        0.20%        0.20%        0.20%        0.20%        0.20%



-------------------------------------------------------------------------------------------------------------------
 TREASURY                         FOR THE SIX
 MONEY                           MONTHS ENDED
 FUND                                JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                       2002 1           2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN ..........       0.87%            --           --           --           --           --
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (000s omitted) ...............   $665,262       $811,259   $1,430,758   $2,529,304   $2,038,646   $2,119,300
  Ratios to average net assets:
    Net investment income ........       1.64% 2        3.94%        5.95%        4.76%        5.23%        5.29%
    Expenses after waivers
       and/or reimbursements .....       0.20% 2        0.20%        0.20%        0.20%        0.20%        0.20%
    Expenses before waivers
       and/or reimbursements .....       0.21% 2        0.21%        0.21%        0.20%        0.20%        0.20%
-------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.




See Notes to Financial Statements.
--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
The Cash Management Portfolio and the Treasury Money Portfolio (each a 'Portfolio', and collectively, the 'Portfolios') are registered under the Investment Company Act of 1940 (the 'Act'), as amended, as diversified, open-end management investment companies. Each Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning each Portfolio's investment objectives and policies and the risk factors associated with the respective Portfolio's investments are described in the Funds' Prospectuses and Statements of Additional Information.

B. VALUATION OF SECURITIES
The Portfolios value their investments at amortized cost.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Each Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the respective Portfolio.

D. REPURCHASE AGREEMENTS
Each Portfolio may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. FEDERAL INCOME TAXES
Each of the Portfolios are considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.




--------------------------------------------------------------------------------

Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Each Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Administrator for each of the Portfolios. Each Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Funds through April 30, 2003, to the extent necessary, to limit all expenses of the Cash Management Fund Investment to 0.75% of its average daily net assets including expenses of the Portfolio and of the Treasury Money Fund Investment to 0.75% of its average daily net assets, including expenses of the Portfolio.

Certain officers and directors of the Portfolios are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolios for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolios participate with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolios did not borrow during the period.

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (Unaudited) -- At a Special Meeting of Shareholders held on July 30, 2002 shareholders of the Portfolios voted on and approved the following proposals. The description of each proposal and number of shares voted are as follows:

1. To elect the Portfolios' Board of Trustees.

                                         Cash Management    Treasury Money   Cash Management    Treasury Money
                                        Portfolio shares  Portfolio shares  Portfolio shares  Portfolio shares
Nominee                                      voted 'for'       voted 'for'  voted 'withhold'  voted 'withhold'
--------                                ----------------  ----------------  ----------------  ----------------
Richard R. Burt                            9,318,810,039       717,420,264       135,721,959                 0
S. Leland Dill                             9,318,697,405       717,354,620       135,834,593            65,643
Martin J. Gruber                           9,318,707,199       717,420,264       135,824,798                 0
Richard T. Hale                            9,318,643,536       717,420,264       135,888,461                 0
Joseph R. Hardiman                         9,318,672,919       717,420,264       135,859,078                 0
Richard J. Herring                         9,318,859,010       717,420,264       135,672,987                 0
Graham E. Jones                            9,318,457,445       717,354,620       136,074,552            65,643
Rebecca W. Rimel                           9,318,716,993       717,420,264       135,815,004                 0
Philip Saunders, Jr.                       9,318,707,199       717,354,620       135,824,798            65,643
William N. Searcy                          9,318,628,845       717,420,264       135,903,153                 0
Robert H. Wadsworth                        9,318,756,170       717,420,264       135,775,827                 0

2. To approve new investment advisory agreements between each Fund's corresponding Portfolio and Deutsche Asset Management, Inc. ('DeAM, Inc.').

                                                                       For           Against           Abstain
                                                            --------------    --------------     -------------
Cash Management Portfolio                                    9,313,069,206       129,643,004        11,819,787
Treasury Money Portfolio                                       715,901,900           633,602           884,760

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at
(800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO  64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                      DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                      PO BOX 219210
                      KANSAS CITY, MO 64121-9210
or call toll-free:    1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Funds.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Cash Management Fund Investment                     CUSIP #055922108
Treasury Money Fund Investment                      CUSIP #055922405
                                                    COMBMONSA (6/02)
                                                    Printed 8/02

Distributed by:
ICC Distributors, Inc.